Shareholder Report, Average Annual Return (Details)			6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000030126
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FAM Value Fund - Investor
C000164665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FAM Value Fund - Institutional Shares
C000030128
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FAM Dividend Focus Fund - Investor Shares
C000110096
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FAM Small Cap Fund - Investor Shares
C000164667
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Institutional Shares
Without Sales Load [Member] | C000030126
Average Annual Return [Line Items]
Average Annual Return, Percent			5.78%		14.51%	8.89%	9.39%
Without Sales Load [Member] | C000164665
Average Annual Return [Line Items]
Average Annual Return, Percent			5.87%		14.72%	9.10%	9.54%
Without Sales Load [Member] | C000030128
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%		15.90%	11.18%	11.30%
Without Sales Load [Member] | C000110096
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.04%)		8.24%	10.10%	8.37%
Without Sales Load [Member] | C000164667
Average Annual Return [Line Items]
Average Annual Return, Percent			0.04%		8.33%	10.21%	8.48%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%		24.56%	15.05%	12.86%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			4.96%		12.88%	9.46%	9.04%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			4.96%		12.88%	9.46%	9.04%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			4.96%		12.88%	9.46%	9.04%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			1.73%		10.06%	6.94%	7.00%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			1.73%		10.06%	6.94%	7.00%